SHARE-BASED COMPENSATION (Schedule of Expense Recognized) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	$ 1,322	$ 1,234	$ 645
Cost of Revenues [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	115	226	71
Research and development [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	179	375	181
Selling and marketing [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	3	40	63
General and administrative [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	$ 1,025	$ 593	$ 330